Commitments and Contingencies (Narrative Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Entity Information [Line Items]
Operating Leases, Rent Expense, Net	$ 8.2	$ 9.0	$ 7.2
Operating Leases, Future Minimum Payments Due	11.5
Operating Leases, Future Minimum Payments, Noncancellable	$ 10.5
Merano Polysilicon Plant [Member]
Entity Information [Line Items]
Unrecorded Unconditional Purchase Obligation | €				€ 26